Net interest income	12 Months Ended
Dec. 31, 2020
Net interest income
5 Net interest income
in	2020	2019	2018
Net interest income (CHF million)
Loans	5,733	7,179	6,770
Investment securities	3	9	80
Trading assets	5,816	7,340	7,131
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,596	2,926	2,856
Other	771	2,730	2,776
Interest and dividend income	13,919	20,184	19,613
Deposits	(1,113)	(3,055)	(2,287)
Short-term borrowings	(166)	(409)	(359)
Trading liabilities	(2,658)	(3,513)	(3,453)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(907)	(1,668)	(1,877)
Long-term debt	(2,753)	(3,412)	(3,816)
Other	(374)	(1,110)	(812)
Interest expense	(7,971)	(13,167)	(12,604)
Net interest income	5,948	7,017	7,009

Bank
Net interest income
5 Net interest income
in	2020	2019	2018
Net interest income (CHF million)
Loans	5,694	7,173	6,778
Investment securities	3	9	80
Trading assets	5,816	7,341	7,131
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,596	2,926	2,856
Other	769	2,731	2,778
Interest and dividend income	13,878	20,180	19,623
Deposits	(1,107)	(3,055)	(2,291)
Short-term borrowings	(170)	(422)	(370)
Trading liabilities	(2,658)	(3,513)	(3,453)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(908)	(1,669)	(1,877)
Long-term debt	(2,702)	(3,361)	(3,696)
Other	(373)	(1,111)	(811)
Interest expense	(7,918)	(13,131)	(12,498)
Net interest income	5,960	7,049	7,125